Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 5,884	$ 5,240
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	1,612	(3,195)
Unrealized losses on held to maturity transfer		(1,931)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	301	255
Income tax effect	(651)	1,656
Reclassification adjustment for gains on available for sale securities included in net income	(133)	(159)
Income tax effect	45	54
Other comprehensive income (loss)	1,174	(3,320)
Total comprehensive income	$ 7,058	$ 1,920